Schedule of Accumulated Other Comprehensive Income (Details)	6 Months Ended
Jun. 30, 2024 EUR (€)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	€ 231,142
Adjustment for net gain on marketable securities	(190,228)
Change in fair value of marketable securities	125,940
Cumulative translation adjustment	(16,081)
Total	150,773
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	214,984
Adjustment for net gain on marketable securities	(190,228)
Change in fair value of marketable securities	125,940
Cumulative translation adjustment
Total	150,696
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16,158
Cumulative translation adjustment	(16,081)
Total	€ 77